Accounts Payable, Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accounts Payable, Accrued Expenses And Other Liabilities

Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Accounts payable and accrued expenses	$417,892	$349,632
Deferred revenue	463,167	391,573
Accrued interest	310,739	318,967
Guarantees (Note 29)	47,380	133,500
Derivative liabilities (Note 12)	21	2,208
	$1,239,199	$1,195,880